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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 8214 Westchester Drive, Suite 650
         Dallas, Texas 75225

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place, and Date of Signing:

/s/ Robert H. Alpert            Dallas, TX                      May 15, 2009
-------------------------   -------------------------   ------------------------
       (Signature)                (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 57,265
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form File No.               Manager Name
---    -------------     ---------------------------------
1      28-11608          Treaty Oak Capital Management, LP

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                           FORM 13F INFORMATION TABLE

        Column 1             Column 2     Column 3  Column 4          Column 5          Column 6  Column 7        Column 8
------------------------ ---------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                              Voting Authority
                            Title of                  Value   Shrs or                  Investment  Other   ---------------------
      Name of Issuer         Class          CUSIP    (x1000)  prn amt  SH/PRN Put/Call Discretion Managers    Sole   Shared None
------------------------ ---------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
ALESCO FINL INC          NOTE 7.625% 5/1  014485AB2   4,913  6,550,000   PRN              SOLE       0     6,550,000      0   0
ALLEGHENY ENERGY INC           COM        017361106   2,433    105,000   SH               SOLE       0       105,000      0   0
ANNALY CAP MGMT INC            COM        035710409     277     20,000   SH               SOLE       0        20,000      0   0
BERKSHIRE HATHAWAY INC
 DEL                          CL B        084670207   2,016        715   SH               SOLE       0           715      0   0
BRINKS CO                      COM        109696104   2,686    101,500   SH               SOLE       0       101,500      0   0
BRINKS HOME SEC HLDGS
 INC                           COM        109699108   5,009    221,643   SH               SOLE       0       221,643      0   0
CHINA INFORMATION SEC
 TECH I                        COM        16944F101   3,380  1,069,581   SH               SOLE       0     1,069,581      0   0
CHINA TRANSINFO TECHNLGY
 COR                           COM        169453107     643    225,578   SH               SOLE       0       225,578      0   0
EXCO RESOURCES INC             COM        269279402   3,530    353,000   SH               SOLE       0       353,000      0   0
FAIRFAX FINL HLDGS LTD       SUB VTG      303901102   6,081     23,345   SH               SOLE       0        23,345      0   0
FIFTH STREET FINANCE
 CORP                          COM        31678A103   1,033    133,525   SH               SOLE       0       133,525      0   0
GHL ACQUISITION CORP           COM        36172H108     796     85,000   SH               SOLE       0        85,000      0   0
GENTEK INC                   COM NEW      37245X203   1,347     77,000   SH               SOLE       0        77,000      0   0
GREENLIGHT CAPITAL RE
 LTD                         CLASS A      G4095J109     599     37,500   SH               SOLE       0        37,500      0   0
HECKMANN CORP                  COM        422680108   3,029    762,866   SH               SOLE       0       762,866      0   0
HESS CORP                      COM        42809H107     217      4,000   SH               OTHER      1             0  4,000   0
LIBERTY ACQUISITION
HLDGS CO                       COM        53015Y107   1,580    180,000   SH               SOLE       0       180,000      0   0
MARKET VECTORS ETF TR     GOLD MINER ETF  57060U100   1,475     40,000   SH               SOLE       0        40,000      0   0
MARTEK BIOSCIENCES CORP        COM        572901106     272     14,900   SH               SOLE       0        14,900      0   0
ODYSSEY RE HLDGS CORP          COM        67612W108   1,707     45,000   SH               SOLE       0        45,000      0   0
PERFICIENT INC                 COM        71375U101   2,404    445,229   SH               SOLE       0       445,229      0   0
SEABRIDGE GOLD INC             COM        811916105     963     42,500   SH               SOLE       0        42,500      0   0
SMART BALANCE INC              COM        83169Y108     242     40,000   SH               SOLE       0        40,000      0   0
TFS FINL CORP                  COM        87240R107   1,031     85,000   SH               SOLE       0        85,000      0   0
TEXAS INDS INC                 COM        882491103     920     36,800   SH               SOLE       0        36,800      0   0
WENDYS ARBYS GROUP INC         COM        950587105   2,103    418,000   SH               SOLE       0       418,000      0   0
ZHONGPIN INC                   COM        98952K107   6,579    740,919   SH               SOLE       0       740,919      0   0